Schedule of suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfSuppliersLineItems [Line Items]
Total	R$ 1,898,970	R$ 1,645,194
Current	1,820,056	1,612,536
Non-current	78,914	32,658
Local Currency [Member]
DisclosureOfSuppliersLineItems [Line Items]
Total	1,401,093	1,164,193
Foreign Currency [Member]
DisclosureOfSuppliersLineItems [Line Items]
Total	R$ 497,877	R$ 481,001